Note 9 - Loss Per Share	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	Loss Per Share

Basic and diluted loss per common share are computed as follows:

	For the six months ended June 30,
	2016	2017

Net loss attributable to common shareholders’	(22,879,140)	(4,111,296)

Weighted average common shares – Outstanding	8,104,860	11,030,754

Basic and diluted loss per share	(2.82)	(0.37)

The Company excluded the effect of
112,244
unvested incentive award shares as of
June 30, 2017
and
90,900
shares as of
June 30, 2016
as they were anti-dilutive.